Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings per share
The amounts used in computing basic and diluted earnings per share attributable to TDS shareholders were as follows:

Year Ended December 31,	2020	2019	2018
(Dollars and shares in millions, except per share amounts)
Net income attributable to TDS shareholders used in basic earnings per share	$226	$121	$135
Adjustments to compute diluted earnings:
Noncontrolling interest adjustment	(3)	(1)	(2)
Net income attributable to TDS shareholders used in diluted earnings per share	$223	$120	$133

Weighted average number of shares used in basic earnings per share:
Common Shares	107	107	105
Series A Common Shares	7	7	7
Total	114	114	112

Effects of dilutive securities	1	2	2
Weighted average number of shares used in diluted earnings per share	115	116	114

Basic earnings per share attributable to TDS shareholders	$1.97	$1.06	$1.20

Diluted earnings per share attributable to TDS shareholders	$1.93	$1.03	$1.17